Shareholder Report, Holdings (Details)	Jan. 31, 2026
Leader Capital High Quality Income Fund Class A [Member] | United States Treasury Bill, 0.00%, 06/04/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
Leader Capital High Quality Income Fund Class A [Member] | United States Treasury Bill, 0.00%, 03/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
Leader Capital High Quality Income Fund Class A [Member] | Fidelity Government Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Leader Capital High Quality Income Fund Class A [Member] | Petroleos Mexicanos, 7.69%, 01/23/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Leader Capital High Quality Income Fund Class A [Member] | Leader Short Term High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Leader Capital High Quality Income Fund Class A [Member] | NGC 2024-I Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Leader Capital High Quality Income Fund Class A [Member] | Black Diamond CLO 2024-1 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
Leader Capital High Quality Income Fund Class A [Member] | PGA Trust 2024-RSR2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
Leader Capital High Quality Income Fund Class A [Member] | OFSI BSL CLO XIII Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Leader Capital High Quality Income Fund Class A [Member] | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
Leader Capital High Quality Income Fund Class A [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.99%
Leader Capital High Quality Income Fund Class A [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.19%
Leader Capital High Quality Income Fund Class A [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
Leader Capital High Quality Income Fund Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
Leader Capital High Quality Income Fund Class A [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Leader Capital High Quality Income Fund Class A [Member] | Debt Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Leader Capital High Quality Income Fund Class A [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
Leader Capital High Quality Income Fund Class A [Member] | Financial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Leader Capital High Quality Income Fund Class A [Member] | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
Leader Capital High Quality Income Fund Class A [Member] | Forest, Paper, & Wood Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Fidelity Government Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Petroleos Mexicanos [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Octagon 69 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | OZLM XIV Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Flagstar Bank NA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | HONO 2021-LULU Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Rivian Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Rockford Tower CLO 2021-3 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Madison Park Funding LV Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Allegro CLO V-S Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Fidelity Government Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Petroleos Mexicanos [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Octagon 69 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | OZLM XIV Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Flagstar Bank NA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | HONO 2021-LULU Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Rivian Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Rockford Tower CLO 2021-3 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Madison Park Funding LV Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Allegro CLO V-S Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Leader Capital High Quality Income Fund Institutional Class [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.99%
Leader Capital High Quality Income Fund Institutional Class [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
Leader Capital High Quality Income Fund Institutional Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
Leader Capital High Quality Income Fund Institutional Class [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Leader Capital High Quality Income Fund Institutional Class [Member] | Debt Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Leader Capital High Quality Income Fund Institutional Class [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
Leader Capital High Quality Income Fund Institutional Class [Member] | Financial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Leader Capital High Quality Income Fund Institutional Class [Member] | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
Leader Capital High Quality Income Fund Institutional Class [Member] | Forest, Paper, & Wood Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Leader Capital High Quality Income Fund Institutional Class [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.19%
Leader Capital High Quality Income Fund Institutional Class [Member] | United States Treasury Bill, 0.00%, 06/04/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
Leader Capital High Quality Income Fund Institutional Class [Member] | United States Treasury Bill, 0.00%, 03/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
Leader Capital High Quality Income Fund Institutional Class [Member] | Fidelity Government Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Leader Capital High Quality Income Fund Institutional Class [Member] | Petroleos Mexicanos, 7.69%, 01/23/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Leader Capital High Quality Income Fund Institutional Class [Member] | Leader Short Term High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Leader Capital High Quality Income Fund Institutional Class [Member] | NGC 2024-I Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Leader Capital High Quality Income Fund Institutional Class [Member] | Black Diamond CLO 2024-1 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
Leader Capital High Quality Income Fund Institutional Class [Member] | PGA Trust 2024-RSR2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
Leader Capital High Quality Income Fund Institutional Class [Member] | OFSI BSL CLO XIII Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Leader Capital High Quality Income Fund Institutional Class [Member] | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
Leader Capital High Quality Income Fund Investor Class [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.99%
Leader Capital High Quality Income Fund Investor Class [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
Leader Capital High Quality Income Fund Investor Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
Leader Capital High Quality Income Fund Investor Class [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Leader Capital High Quality Income Fund Investor Class [Member] | Debt Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Leader Capital High Quality Income Fund Investor Class [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
Leader Capital High Quality Income Fund Investor Class [Member] | Financial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Leader Capital High Quality Income Fund Investor Class [Member] | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
Leader Capital High Quality Income Fund Investor Class [Member] | Forest, Paper, & Wood Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Leader Capital High Quality Income Fund Investor Class [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.19%
Leader Capital High Quality Income Fund Investor Class [Member] | United States Treasury Bill, 0.00%, 06/04/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
Leader Capital High Quality Income Fund Investor Class [Member] | United States Treasury Bill, 0.00%, 03/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
Leader Capital High Quality Income Fund Investor Class [Member] | Fidelity Government Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Leader Capital High Quality Income Fund Investor Class [Member] | Petroleos Mexicanos, 7.69%, 01/23/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Leader Capital High Quality Income Fund Investor Class [Member] | Leader Short Term High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Leader Capital High Quality Income Fund Investor Class [Member] | NGC 2024-I Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Leader Capital High Quality Income Fund Investor Class [Member] | Black Diamond CLO 2024-1 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
Leader Capital High Quality Income Fund Investor Class [Member] | PGA Trust 2024-RSR2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
Leader Capital High Quality Income Fund Investor Class [Member] | OFSI BSL CLO XIII Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Leader Capital High Quality Income Fund Investor Class [Member] | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%